Income Taxes (Tax effects of temporary differences, deferred income tax assets/liabilites) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Accounts receivable, principally due to the allowance for doubtful accounts and related reserves for the uncollectible accounts		$ 29	$ 31
Inventories, principally due to obsolescence reserves and additional costs of inventories for tax purposes pursuant to the Tax Reform Act of 1986		39	39
Allowance for sales returns		33	31
Deferred compensation		27	33
Unrecognized federal and state tax benefits		31	32
Accrued liabilities		29	27
Other		42	42
Subtotal		230	235
Valuation allowance		(1)	(1)
Total deferred tax assets		229	234
Deferred tax liabilities:
Depreciation and amortization		(1,455)	(1,579)
Cumulative translation of foreign currencies		(33)	(51)
Total deferred tax liabilities		(1,488)	(1,630)
Net deferred tax liability		(1,259)	(1,396)
Tax benefit resulting from exercise of employee stock options	$ 4	$ 20	$ 8	$ 7